SEGMENT INFORMATION AND REVENUE ANALYSIS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total revenues	$ 7,376,009	$ 15,155,074	$ 24,599,923
Interactive Toy Animation Series [Member]
Segment Reporting Information [Line Items]
Total revenues	9,061	657,619	1,575,903
Interactive toys - game series [Member]
Segment Reporting Information [Line Items]
Total revenues	155,559	8,723,480	16,131,115
Mobile game [Member]
Segment Reporting Information [Line Items]
Total revenues	5,181,410	4,165,456	2,506,285
Information service [Member]
Segment Reporting Information [Line Items]
Total revenues	884,329	1,608,519	4,386,620
Commodity Trading [Member]
Segment Reporting Information [Line Items]
Total revenues	$ 1,145,650